9. SHARE CAPITAL (Details - Warrants activity) - Warrants [Member] - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Warrants outstanding, beginning balance	3,865,797	3,634,697
Warrants issued	668,166	231,100
Warrants canceled / exercised	0	0
Warrants expired	0	0
Warrants outstanding, ending balance	4,533,963	3,865,797
Weighted Average Exercise Price
Weighted Average Exercise Price Outstanding beginning	$ 2.00	$ 2.00
Warrants issued	.40	1.20
Warrants canceled / exercised	0	0
Warrants expired	0	0
Weighted Average Exercise Price Outstanding, ending	$ 1.70	$ 2.00
Warrants Exercisable
Warrants Exercisable outstanding	3,865,797	3,509,697	3,334,479
Weighted Average Exercise Price outstanding	$ 2.00	$ 2.00	$ 2.10